Segment information - Reconciliation from the Adjusted EBITA to the consolidated net income (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Share-based compensation expense	¥ (32,409)		¥ (15,260)
Amortization of intangible assets	(5,840)	$ (860)	(6,072)
Impairment of goodwill			(576)
Consolidated income from operations	48,339	7,120	44,739
Interest and investment income, net	32,647	4,808	63,535
Interest expenses	(2,224)	(328)	(2,706)
Other income, net	2,641	389	5,272
Income tax expenses	(13,035)	(1,920)	(9,527)
Share of results of equity method investees	4,593		(11,443)
Net income	72,961	$ 10,746	89,870
Total segments
Adjusted EBITA	89,580		70,398
Share-based compensation expense	(25,550)		(13,295)
Amortization of intangible assets	(5,730)		(5,981)
Consolidated income from operations	58,300		51,122
Unallocated
Adjusted EBITA	(2,992)		(3,751)
Share-based compensation expense	(6,859)		(1,965)
Amortization of intangible assets	(110)		(91)
Impairment of goodwill			(576)
Consolidated income from operations	¥ (9,961)		¥ (6,383)